UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Disciplined Value Fund

Quarterly portfolio holdings 6/30/17

Fund’s investments

As of 6-30-17 (unaudited)

	Shares	Value
Common stocks 99.6%		$14,191,266,542
(Cost $11,535,910,149)
Consumer discretionary 8.3%		1,183,545,082
Auto components 1.0%
BorgWarner, Inc.	3,413,634	144,601,536
Media 5.8%
CBS Corp., Class B	1,266,021	80,746,819
Comcast Corp., Class A	4,005,066	155,877,169
Liberty Global PLC LiLAC, Class C (A)	1,990,770	42,622,386
The Interpublic Group of Companies, Inc.	4,258,005	104,746,923
Time Warner, Inc.	2,607,203	261,789,253
Twenty-First Century Fox, Inc., Class A	6,136,044	173,895,487
Specialty retail 1.5%
The Home Depot, Inc.	965,324	148,080,702
The TJX Companies, Inc.	986,349	71,184,807
Consumer staples 1.8%		257,998,574
Beverages 0.7%
Coca-Cola European Partners PLC	2,529,745	102,884,729
Food and staples retailing 1.1%
CVS Health Corp.	1,927,838	155,113,845
Energy 7.7%		1,097,145,607
Oil, gas and consumable fuels 7.7%
Chevron Corp.	3,374,474	352,058,872
ConocoPhillips	2,855,288	125,518,460
Diamondback Energy, Inc. (A)	898,738	79,816,922
Energen Corp. (A)	1,266,174	62,511,010
Gulfport Energy Corp. (A)	1,710,915	25,235,996
Marathon Oil Corp.	2,381,673	28,222,825
Marathon Petroleum Corp.	2,747,497	143,776,518
Phillips 66	1,011,780	83,664,088
Pioneer Natural Resources Company	355,428	56,719,200
Tesoro Corp.	1,491,685	139,621,716
Financials 30.2%		4,294,917,871
Banks 18.3%
Bank of America Corp.	26,938,112	653,518,597
Citigroup, Inc.	7,982,757	533,886,788
Fifth Third Bancorp	3,738,742	97,057,742
JPMorgan Chase & Co.	7,806,623	713,525,342
Lloyds Banking Group PLC, ADR (B)	25,685,250	90,668,933
Regions Financial Corp.	10,377,098	151,920,715
Wells Fargo & Company	6,600,574	365,737,805
Capital markets 1.5%
The Goldman Sachs Group, Inc.	927,219	205,749,896
Consumer finance 3.1%
Capital One Financial Corp.	1,491,183	123,201,539
Discover Financial Services	2,617,204	162,763,917
Navient Corp.	4,325,488	72,019,375
Synchrony Financial	2,809,519	83,779,857
Diversified financial services 3.7%
Berkshire Hathaway, Inc., Class B (A)	3,111,883	527,059,624

2	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 3.6%
American International Group, Inc.	2,236,939	$139,853,426
Chubb, Ltd.	1,409,448	204,905,550
The Allstate Corp.	1,913,939	169,268,765
Health care 16.1%		2,295,869,806
Biotechnology 2.0%
Gilead Sciences, Inc.	3,021,600	213,868,848
Shire PLC, ADR	402,990	66,602,157
Health care equipment and supplies 1.2%
Abbott Laboratories	3,506,160	170,434,438
Health care providers and services 4.4%
Anthem, Inc.	982,356	184,810,634
Cigna Corp.	867,540	145,217,521
DaVita, Inc. (A)	1,072,590	69,460,928
Laboratory Corp. of America Holdings (A)	482,630	74,392,588
UnitedHealth Group, Inc.	828,844	153,684,254
Pharmaceuticals 8.5%
Johnson & Johnson	3,421,879	452,680,373
Merck & Company, Inc.	5,340,148	342,250,085
Pfizer, Inc.	8,244,331	276,927,078
Sanofi, ADR	3,037,798	145,540,902
Industrials 9.7%		1,380,152,858
Aerospace and defense 4.1%
General Dynamics Corp.	688,510	136,393,831
L3 Technologies, Inc.	772,686	129,100,377
Raytheon Company	770,341	124,394,665
United Technologies Corp.	1,647,390	201,162,793
Airlines 2.3%
Delta Air Lines, Inc.	2,534,744	136,217,143
Southwest Airlines Company	1,214,298	75,456,478
United Continental Holdings, Inc. (A)	1,477,003	111,144,476
Building products 0.5%
Masco Corp.	1,907,871	72,899,751
Electrical equipment 1.3%
Eaton Corp. PLC	2,367,142	184,234,662
Industrial conglomerates 1.5%
Koninklijke Philips NV - NY Shares	5,838,880	209,148,682
Information technology 18.1%		2,584,484,964
Communications equipment 2.8%
Brocade Communications Systems, Inc.	3,832,277	48,325,013
Cisco Systems, Inc.	9,933,155	310,907,752
Harris Corp.	450,688	49,161,047
Electronic equipment, instruments and components 2.8%
Flex, Ltd. (A)	9,458,925	154,275,067
TE Connectivity, Ltd.	3,174,090	249,737,401
Internet software and services 2.5%
Alphabet, Inc., Class A (A)	221,382	205,814,418
eBay, Inc. (A)	4,255,398	148,598,498
IT services 1.9%
Cognizant Technology Solutions Corp., Class A	1,094,064	72,645,850

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

	Shares	Value
Information technology (continued)
IT services (continued)
DXC Technology Company	2,360,560	$181,102,163
Leidos Holdings, Inc.	295,878	15,293,934
Semiconductors and semiconductor equipment 1.5%
KLA-Tencor Corp.	881,714	80,685,648
Texas Instruments, Inc.	1,725,157	132,716,328
Software 3.3%
Microsoft Corp.	2,854,397	196,753,585
Oracle Corp.	5,396,610	270,586,025
Technology hardware, storage and peripherals 3.3%
Apple, Inc.	2,228,749	320,984,431
Hewlett Packard Enterprise Company	4,469,075	74,141,954
HP, Inc.	4,162,234	72,755,850
Materials 7.1%		1,012,353,725
Chemicals 3.8%
Celanese Corp., Series A	1,275,821	121,126,446
FMC Corp.	766,321	55,979,749
Methanex Corp. (B)	1,908,559	84,072,024
PPG Industries, Inc.	579,313	63,701,257
The Dow Chemical Company	3,327,124	209,841,711
Construction materials 0.5%
Cemex SAB de CV, ADR (A)	2,910,125	27,413,378
CRH PLC, ADR	1,330,706	47,200,142
Containers and packaging 0.9%
WestRock Company	2,385,422	135,158,011
Metals and mining 1.9%
Barrick Gold Corp.	5,293,744	84,223,467
Nucor Corp.	923,224	53,426,973
Steel Dynamics, Inc.	3,636,151	130,210,567
Utilities 0.6%		84,798,055
Independent power and renewable electricity producers 0.6%
AES Corp.	7,632,588	84,798,055

	Yield (%)		Shares	Value
Securities lending collateral 0.1%				$18,158,392
(Cost $18,158,236)
John Hancock Collateral Trust (C)	1.1508	(D)	1,814,769	18,158,392
Short-term investments 0.8%				$116,668,821
(Cost $116,668,821)

Money market funds 0.8%				116,668,821
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.8844	(D)	116,668,821	116,668,821

Total investments (Cost $11,670,737,206)† 100.5%				$14,326,093,755

Other assets and liabilities, net (0.5%)				(76,340,596)

Total net assets 100.0%				$14,249,753,159

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

ADR	American Depositary Receipts
(A)	Non-income producing security.

4	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(B)	A portion of this security is on loan as of 6-30-17. The value of securities on loan amounted to $18,165,975.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 6-30-17.
†	At 6-30-17, the aggregate cost of investment securities for federal income tax purposes was $11,739,504,142. Net unrealized appreciation aggregated to $2,586,589,613 of which $2,788,935,866 related to appreciated investment securities and $202,346,253 related to depreciated investment securities.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	340Q1	06/17
This report is for the information of the shareholders of John Hancock Disciplined Value Fund.		8/17

John Hancock

Small Company Fund

Quarterly portfolio holdings 6/30/17

Fund’s investments

As of 6-30-17 (unaudited)

	Shares	Value
Common stocks 96.6%		$336,260,479
(Cost $297,799,317)

Consumer discretionary 9.6%		33,530,231
Auto components 2.2%
Dana, Inc.	184,780	4,126,137
Visteon Corp. (A)	35,365	3,609,352
Diversified consumer services 1.3%
Adtalem Global Education, Inc.	118,400	4,493,280
Hotels, restaurants and leisure 1.5%
Boyd Gaming Corp.	209,850	5,206,379
Media 2.2%
Nexstar Media Group, Inc., Class A	82,360	4,925,128
WideOpenWest, Inc. (A)	153,125	2,664,375
Specialty retail 1.0%
Party City Holdco, Inc. (A)	229,525	3,592,066
Textiles, apparel and luxury goods 1.4%
Wolverine World Wide, Inc.	175,420	4,913,514

Consumer staples 2.9%		10,186,998
Food and staples retailing 1.4%
Performance Food Group Company (A)	177,070	4,851,718
Food products 0.2%
B&G Foods, Inc.	19,272	686,083
Household products 1.3%
Central Garden & Pet Company, Class A (A)	154,870	4,649,197

Energy 3.8%		13,165,575
Energy equipment and services 2.8%
Forum Energy Technologies, Inc. (A)	212,285	3,311,646
Oil States International, Inc. (A)	118,985	3,230,443
Patterson-UTI Energy, Inc.	164,010	3,311,362
Oil, gas and consumable fuels 1.0%
Callon Petroleum Company (A)	312,170	3,312,124

Financials 20.9%		72,844,412
Banks 12.7%
Ameris Bancorp	93,545	4,508,869
Chemical Financial Corp.	114,930	5,563,761
FNB Corp.	310,615	4,398,308
Great Western Bancorp, Inc.	104,760	4,275,256
IBERIABANK Corp.	61,670	5,026,105
Independent Bank Group, Inc.	64,235	3,821,983
Old National Bancorp	261,450	4,510,013
Sterling Bancorp	184,695	4,294,159
Western Alliance Bancorp (A)	75,535	3,716,322
Wintrust Financial Corp.	53,265	4,071,577
Capital markets 1.0%
Legg Mason, Inc.	94,985	3,624,628
Insurance 5.4%
American Equity Investment Life Holding Company	176,630	4,641,836
Argo Group International Holdings, Ltd.	66,105	4,005,963
ProAssurance Corp.	79,530	4,835,424
Selective Insurance Group, Inc.	108,380	5,424,419

2	JOHN HANCOCK SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Thrifts and mortgage finance 1.8%
Capitol Federal Financial, Inc.	431,090	$6,125,789

Health care 9.1%		31,538,070
Biotechnology 1.4%
Ligand Pharmaceuticals, Inc. (A)	39,460	4,790,444
Health care providers and services 1.6%
Acadia Healthcare Company, Inc. (A)	112,420	5,551,295
Health care technology 2.7%
Allscripts Healthcare Solutions, Inc. (A)	361,810	4,616,696
Omnicell, Inc. (A)	111,200	4,792,720
Life sciences tools and services 1.5%
PRA Health Sciences, Inc. (A)	67,975	5,098,805
Pharmaceuticals 1.9%
Prestige Brands Holdings, Inc. (A)	87,250	4,607,673
Supernus Pharmaceuticals, Inc. (A)	48,270	2,080,437

Industrials 17.2%		59,760,379
Aerospace and defense 2.6%
Curtiss-Wright Corp.	46,985	4,312,283
Esterline Technologies Corp. (A)	49,453	4,688,144
Building products 1.5%
American Woodmark Corp. (A)	52,840	5,048,862
Commercial services and supplies 2.4%
MSA Safety, Inc.	55,020	4,465,973
The Brink’s Company	58,195	3,899,065
Construction and engineering 1.5%
MasTec, Inc. (A)	117,895	5,322,959
Machinery 4.5%
Albany International Corp., Class A	18,660	996,444
Barnes Group, Inc.	73,815	4,320,392
Crane Company	64,885	5,150,571
ITT, Inc.	131,515	5,284,273
Road and rail 1.1%
Saia, Inc. (A)	74,295	3,811,334
Trading companies and distributors 3.6%
BMC Stock Holdings, Inc. (A)	206,090	4,503,067
MRC Global, Inc. (A)	235,165	3,884,926
Univar, Inc. (A)	139,455	4,072,086

Information technology 14.2%		49,511,744
Electronic equipment, instruments and components 6.5%
II-VI, Inc. (A)	143,500	4,922,050
Itron, Inc. (A)	66,975	4,537,556
Littelfuse, Inc.	28,685	4,733,025
Sanmina Corp. (A)	99,035	3,773,234
Tech Data Corp. (A)	44,960	4,540,960
IT services 3.5%
Blackhawk Network Holdings, Inc. (A)	116,125	5,063,050
DST Systems, Inc.	14,205	876,449
EPAM Systems, Inc. (A)	54,125	4,551,371
Virtusa Corp. (A)	57,515	1,690,941

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL COMPANY FUND	3

			Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 1.4%
MaxLinear, Inc. (A)			120,780	$3,368,554
MKS Instruments, Inc.			23,745	1,598,039
Software 1.5%
Bottomline Technologies, Inc. (A)			206,080	5,294,195
Technology hardware, storage and peripherals 1.3%
Diebold Nixdorf, Inc.			162,940	4,562,320

Materials 6.3%				21,859,167
Chemicals 3.4%
Ingevity Corp. (A)			76,970	4,418,078
Kraton Corp. (A)			114,500	3,943,380
Minerals Technologies, Inc.			46,585	3,410,022
Containers and packaging 1.6%
Silgan Holdings, Inc.			172,636	5,486,372
Metals and mining 1.3%
Commercial Metals Company			236,815	4,601,315

Real estate 6.7%				23,395,818
Equity real estate investment trusts 6.7%
Brandywine Realty Trust			297,774	5,219,978
Chesapeake Lodging Trust			172,555	4,222,421
DiamondRock Hospitality Company			438,660	4,803,327
Life Storage, Inc.			58,515	4,335,962
STAG Industrial, Inc.			174,425	4,814,130

Utilities 5.9%				20,468,085
Electric utilities 4.6%
ALLETE, Inc.			76,000	5,447,680
IDACORP, Inc.			79,350	6,772,523
PNM Resources, Inc.			96,135	3,677,164
Gas utilities 1.3%
Spire, Inc.			65,530	4,570,718
Exchange-traded funds 0.4%				$1,223,186
(Cost $1,198,588)
iShares Russell 2000 ETF			8,680	1,223,186

	Yield (%)		Shares	Value
Short-term investments 2.8%				$9,981,048
(Cost $9,981,048)
Money market funds 2.8%				9,981,048
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.8844	(B)	9,981,048	9,981,048

Total investments (Cost $308,978,953)† 99.8%				$347,464,713
Other assets and liabilities, net 0.2%				547,258
Total net assets 100.0%				$348,011,971

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-17.
†	At 6-30-17, the aggregate cost of investment securities for federal income tax purposes was $309,430,745. Net unrealized appreciation aggregated to $38,033,968 of which $44,845,215 related to appreciated investment securities and $6,811,247 related to depreciated investment securities.

4	JOHN HANCOCK SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	348Q1	06/17
This report is for the information of the shareholders of John Hancock Small Company Fund.		8/17

John Hancock

Disciplined Value Mid Cap Fund

Quarterly portfolio holdings 6/30/17

Fund’s investments

As of 6-30-17 (unaudited)

	Shares	Value
Common stocks 98.4%		$13,810,662,830
(Cost $10,383,863,476)

Consumer discretionary 6.0%		840,121,923
Auto components 1.1%
BorgWarner, Inc.	1,975,831	83,696,201
Tenneco, Inc.	1,131,546	65,437,305
Household durables 0.4%
Newell Brands, Inc.	1,062,928	56,994,199
Internet and direct marketing retail 0.8%
Expedia, Inc.	724,992	107,987,558
Leisure products 1.8%
Brunswick Corp.	3,559,873	223,310,833
Hasbro, Inc.	280,719	31,302,976
Media 1.3%
Omnicom Group, Inc.	843,276	69,907,580
The Interpublic Group of Companies, Inc.	4,536,848	111,606,461
Specialty retail 0.6%
Advance Auto Parts, Inc.	478,952	55,841,014
Best Buy Company, Inc.	593,717	34,037,796

Consumer staples 0.6%		83,312,495
Beverages 0.6%
Coca-Cola European Partners PLC	2,048,500	83,312,495

Energy 7.8%		1,092,441,862
Oil, gas and consumable fuels 7.8%
Cimarex Energy Company	365,527	34,363,193
Diamondback Energy, Inc. (A)	1,656,839	147,143,872
Energen Corp. (A)	2,766,095	136,562,110
EQT Corp.	2,072,555	121,430,997
Gulfport Energy Corp. (A)	2,247,311	33,147,837
Marathon Oil Corp.	5,792,137	68,636,823
Marathon Petroleum Corp.	1,878,580	98,306,091
Newfield Exploration Company (A)	2,364,613	67,296,886
Parsley Energy, Inc., Class A (A)	3,730,700	103,526,925
Pioneer Natural Resources Company	293,203	46,789,335
QEP Resources, Inc. (A)	3,486,593	35,214,589
RSP Permian, Inc. (A)	2,311,311	74,586,006
Tesoro Corp.	1,340,141	125,437,198

Financials 24.7%		3,461,163,250
Banks 6.8%
BB&T Corp.	1,476,902	67,066,120
East West Bancorp, Inc.	3,316,632	194,288,303
Fifth Third Bancorp	7,933,254	205,947,274
Huntington Bancshares, Inc.	15,055,906	203,555,849
Regions Financial Corp.	6,288,199	92,059,233
SunTrust Banks, Inc.	3,426,367	194,343,536
Capital markets 4.3%
E*TRADE Financial Corp. (A)	551,662	20,979,706
Moody’s Corp.	431,020	52,446,514
Raymond James Financial, Inc.	2,626,739	210,717,003
SEI Investments Company	707,088	38,027,193

2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
State Street Corp.	1,996,124	$179,112,207
TD Ameritrade Holding Corp.	2,276,293	97,857,836
Consumer finance 3.6%
Discover Financial Services	3,290,396	204,629,727
Navient Corp.	4,691,518	78,113,775
SLM Corp. (A)	11,192,471	128,713,417
Synchrony Financial	3,131,465	93,380,286
Insurance 10.0%
Alleghany Corp. (A)	341,150	202,916,020
Aon PLC	1,349,062	179,357,793
Loews Corp.	2,850,418	133,428,067
Marsh & McLennan Companies, Inc.	1,615,743	125,963,324
Reinsurance Group of America, Inc.	1,411,011	181,159,702
The Allstate Corp.	1,777,547	157,206,257
Torchmark Corp.	746,190	57,083,535
Unum Group	4,428,982	206,523,431
W.R. Berkley Corp.	1,561,351	107,998,649
XL Group, Ltd.	1,102,477	48,288,493

Health care 5.7%		803,016,049
Health care equipment and supplies 2.3%
Becton, Dickinson and Company	437,284	85,318,481
Boston Scientific Corp. (A)	5,425,766	150,402,234
Zimmer Biomet Holdings, Inc.	717,754	92,159,614
Health care providers and services 2.7%
Cardinal Health, Inc.	693,124	54,008,222
DaVita, Inc. (A)	1,063,559	68,876,081
Laboratory Corp. of America Holdings (A)	1,086,166	167,421,627
Universal Health Services, Inc., Class B	714,696	87,250,088
Life sciences tools and services 0.7%
Bruker Corp.	1,811,853	52,253,841
ICON PLC (A)	463,502	45,325,861

Industrials 15.8%		2,221,893,690
Aerospace and defense 2.1%
Curtiss-Wright Corp.	493,640	45,306,279
Huntington Ingalls Industries, Inc.	347,591	64,707,541
L3 Technologies, Inc.	304,795	50,925,149
Spirit AeroSystems Holdings, Inc., Class A	1,031,596	59,770,672
Textron, Inc.	1,714,764	80,765,384
Airlines 1.1%
Delta Air Lines, Inc.	1,269,380	68,216,481
United Continental Holdings, Inc. (A)	1,094,805	82,384,076
Building products 1.3%
Masco Corp.	4,893,359	186,975,247
Construction and engineering 0.4%
Fluor Corp.	1,116,254	51,102,108
Electrical equipment 2.1%
AMETEK, Inc.	1,731,479	104,875,683
Eaton Corp. PLC	1,155,616	89,941,593
EnerSys	723,606	52,425,255
Hubbell, Inc.	443,988	50,246,122

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	3

	Shares	Value
Industrials (continued)
Machinery 4.5%
Ingersoll-Rand PLC	1,712,760	$156,529,136
Snap-on, Inc.	331,900	52,440,200
Stanley Black & Decker, Inc.	1,611,600	226,800,468
The Timken Company	1,969,578	91,092,983
WABCO Holdings, Inc. (A)	844,132	107,635,271
Professional services 2.9%
ManpowerGroup, Inc.	1,886,018	210,573,910
Nielsen Holdings PLC	1,026,505	39,684,683
Robert Half International, Inc.	3,247,699	155,662,213
Trading companies and distributors 1.4%
Air Lease Corp.	1,597,972	59,700,234
HD Supply Holdings, Inc. (A)	1,824,009	55,869,396
WESCO International, Inc. (A)	1,365,857	78,263,606

Information technology 18.5%		2,590,254,357
Communications equipment 2.2%
CommScope Holding Company, Inc. (A)	1,384,371	52,647,629
Harris Corp.	2,403,435	262,166,690
Electronic equipment, instruments and components 4.0%
Arrow Electronics, Inc. (A)	2,569,611	201,508,895
Flex, Ltd. (A)	9,649,869	157,389,364
Jabil, Inc.	2,276,721	66,457,486
TE Connectivity, Ltd.	1,689,915	132,962,512
Internet software and services 2.7%
eBay, Inc. (A)	3,986,769	139,217,973
InterActiveCorp (A)	1,374,741	141,928,261
NetEase, Inc., ADR	325,218	97,770,287
IT services 5.2%
Amdocs, Ltd.	3,530,379	227,568,230
Cognizant Technology Solutions Corp., Class A	720,971	47,872,474
DXC Technology Company	1,899,695	145,744,600
Fidelity National Information Services, Inc.	2,727,786	232,952,924
Leidos Holdings, Inc.	1,343,250	69,432,593
Semiconductors and semiconductor equipment 1.9%
Marvell Technology Group, Ltd.	3,467,808	57,288,188
Microsemi Corp. (A)	1,374,845	64,342,746
ON Semiconductor Corp. (A)	5,989,335	84,090,263
Skyworks Solutions, Inc.	575,800	55,248,010
Software 1.5%
Activision Blizzard, Inc.	3,645,642	209,879,610
Technology hardware, storage and peripherals 1.0%
HP, Inc.	4,771,498	83,405,785
Western Digital Corp.	681,488	60,379,837

Materials 5.9%		836,016,139
Chemicals 1.5%
FMC Corp.	665,800	48,636,690
PPG Industries, Inc.	748,406	82,294,724
Valvoline, Inc.	3,343,507	79,307,986
Containers and packaging 3.4%
Berry Global Group, Inc. (A)	2,454,893	139,953,450
Crown Holdings, Inc. (A)	2,600,489	155,145,174

4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Containers and packaging (continued)
Graphic Packaging Holding Company	7,003,964	$96,514,624
WestRock Company	1,563,147	88,567,909
Metals and mining 1.0%
Steel Dynamics, Inc.	4,065,780	145,595,582

Real estate 7.4%		1,043,368,237
Equity real estate investment trusts 7.4%
American Assets Trust, Inc.	1,473,911	58,057,354
American Homes 4 Rent, Class A	2,191,956	49,472,447
Boston Properties, Inc.	1,677,600	206,378,352
Douglas Emmett, Inc.	2,659,940	101,636,307
Equity Residential	1,240,668	81,673,174
Essex Property Trust, Inc.	236,941	60,957,811
GGP, Inc.	1,774,829	41,814,971
Kilroy Realty Corp.	618,502	46,480,425
Kimco Realty Corp.	2,516,019	46,168,949
Regency Centers Corp.	2,138,259	133,940,544
SL Green Realty Corp.	2,049,035	216,787,903

Utilities 6.0%		839,074,828
Electric utilities 6.0%
Alliant Energy Corp.	2,280,884	91,623,110
American Electric Power Company, Inc.	2,374,671	164,968,394
Edison International	2,449,743	191,545,405
Great Plains Energy, Inc.	1,236,985	36,218,921
PG&E Corp.	2,374,308	157,582,822
Pinnacle West Capital Corp.	1,341,971	114,282,250
Portland General Electric Company	1,813,393	82,853,926

	Yield (%)		Shares	Value
Short-term investments 1.6%				$220,996,327
(Cost $220,996,327)

Money market funds 1.6%				220,996,327
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.8844	(B)	220,996,327	220,996,327

Total investments (Cost $10,604,859,803)† 100.0%				$14,031,659,157
Other assets and liabilities, net (0.0%)				(5,046,434)
Total net assets 100.0%				$14,026,612,723

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

ADR	American Depositary Receipts
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-17.
†	At 6-30-17, the aggregate cost of investment securities for federal income tax purposes was $10,684,625,222. Net unrealized appreciation aggregated to $3,347,033,935, of which $3,497,096,671 related to appreciated investment securities and $150,062,736 related to depreciated investment securities.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	363Q1	06/17
This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.		8/17

John Hancock

International Value Equity Fund

Quarterly portfolio holdings 6/30/17

Fund’s investments

As of 6-30-17 (unaudited)

	Shares	Value
Common stocks 96.1%		$641,699,513
(Cost $602,584,267)

Australia 4.3%		28,885,856
Australia & New Zealand Banking Group, Ltd.	249,353	5,503,629
BHP Billiton, Ltd.	307,488	5,480,628
Coca-Cola Amatil, Ltd.	575,717	4,085,370
National Australia Bank, Ltd.	239,979	5,459,138
QBE Insurance Group, Ltd.	576,387	5,231,554
Santos, Ltd. (A)	1,343,839	3,125,537

Belgium 0.6%		4,116,141
Ontex Group NV	115,863	4,116,141

Canada 6.5%		43,295,220
Bank of Montreal	76,470	5,614,955
Barrick Gold Corp.	327,356	5,207,707
Fairfax Financial Holdings, Ltd.	12,209	5,291,163
Husky Energy, Inc. (A)	440,663	5,001,974
IGM Financial, Inc. (B)	184,995	5,737,584
Magna International, Inc.	132,266	6,126,788
Suncor Energy, Inc.	161,188	4,709,603
The Toronto-Dominion Bank	111,234	5,605,446

Chile 0.8%		5,614,903
Antofagasta PLC	538,185	5,614,903

China 1.8%		12,133,657
China Petroleum & Chemical Corp., H Shares	3,878,279	3,036,699
CNOOC, Ltd.	3,866,000	4,241,930
Lenovo Group, Ltd.	7,692,572	4,855,028

Denmark 2.0%		13,257,027
Carlsberg A/S, Class B	60,071	6,419,514
Novo Nordisk A/S, B Shares	159,133	6,837,513

France 12.5%		83,235,050
AXA SA	222,375	6,089,385
BNP Paribas SA	85,338	6,143,728
Christian Dior Se (A)(B)	24,810	7,094,117
Engie SA	130,502	1,969,768
Engie SA	206,022	3,109,650
ICADE	63,865	5,357,721
Ingenico Group SA (B)	55,399	5,024,001
Lagardere SCA	203,699	6,427,577
Orange SA (B)	375,122	5,970,046
Pernod Ricard SA (B)	40,443	5,415,619
Publicis Groupe SA	79,794	5,947,303
Sanofi	70,017	6,709,041
Schneider Electric SE (A)	77,797	5,978,672
TOTAL SA	106,802	5,302,412
Vinci SA	78,498	6,696,010

Germany 9.8%		65,434,792
Allianz SE	32,314	6,376,927
BASF SE	65,681	6,095,806
Bayer AG	52,521	6,807,271
Bayerische Motoren Werke AG	56,789	5,281,801

2	JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Germany (continued)
E.ON SE	514,061	$4,852,730
Gerresheimer AG	65,448	5,267,503
Merck KGaA	54,017	6,536,002
METRO AG	161,558	5,457,787
Muenchener Rueckversicherungs-Gesellschaft AG	28,524	5,771,926
SAP SE	67,772	7,093,802
Siemens AG	42,843	5,893,237

Hong Kong 4.2%		28,062,450
China Mobile, Ltd.	532,582	5,646,330
CLP Holdings, Ltd.	495,227	5,236,701
Guangdong Investment, Ltd.	3,946,098	5,438,362
Hang Lung Group, Ltd.	1,439,113	5,954,467
Yue Yuen Industrial Holdings, Ltd.	1,395,202	5,786,590

Ireland 2.6%		17,472,162
ICON PLC (A)	61,214	5,986,117
Shire PLC	91,968	5,071,046
Smurfit Kappa Group PLC	206,315	6,414,999

Israel 0.6%		4,265,055
Teva Pharmaceutical Industries, Ltd.	129,358	4,265,055

Italy 0.5%		3,307,928
Eni SpA	220,119	3,307,928

Japan 20.2%		134,836,873
Bandai Namco Holdings, Inc.	198,531	6,783,278
Bridgestone Corp.	140,586	6,077,754
East Japan Railway Company	58,263	5,581,376
Fujitsu, Ltd.	742,197	5,489,487
Hirose Electric Company, Ltd.	36,046	5,158,344
Hitachi, Ltd.	899,629	5,546,835
Honda Motor Company, Ltd.	214,142	5,867,080
Isuzu Motors, Ltd.	463,607	5,756,777
Japan Tobacco, Inc.	157,398	5,532,242
Keisei Electric Railway Company, Ltd.	215,478	5,766,934
Matsumotokiyoshi Holdings Company, Ltd.	94,257	5,369,283
Mitsubishi Chemical Holdings Corp.	702,340	5,851,724
Mitsubishi Corp.	230,409	4,843,432
Mitsubishi Electric Corp.	345,280	4,993,648
Mitsubishi UFJ Financial Group, Inc.	858,710	5,792,041
Mitsui Fudosan Company, Ltd.	249,085	5,967,705
Mizuho Financial Group, Inc.	2,829,184	5,187,235
Nippon Telegraph & Telephone Corp.	126,225	5,958,338
Nippon Television Holdings, Inc.	329,068	5,548,064
Seven & i Holdings Company, Ltd.	137,248	5,663,463
Sumitomo Chemical Company, Ltd.	956,395	5,527,769
Taiheiyo Cement Corp.	1,494,467	5,465,316
Toyo Suisan Kaisha, Ltd.	138,621	5,318,410
Toyota Motor Corp.	110,158	5,790,338

Netherlands 4.5%		30,247,237
Aegon NV	932,588	4,772,912
Akzo Nobel NV	77,654	6,753,475
Heineken Holding NV	71,991	6,598,714
ING Groep NV	372,392	6,428,531

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND	3

	Shares	Value
Netherlands (continued)
Royal Dutch Shell PLC, A Shares	214,126	$5,693,605
Norway 0.9%		5,746,974
DNB ASA	337,565	5,746,974

Singapore 1.7%		11,129,889
DBS Group Holdings, Ltd.	401,321	6,040,193
Sembcorp Industries, Ltd.	2,276,716	5,089,696

Spain 1.9%		12,614,892
Banco Santander SA	989,784	6,572,061
Telefonica SA	583,756	6,042,831

Sweden 1.7%		11,506,403
Modern Times Group MTG AB, B Shares	170,162	5,857,104
Telefonaktiebolaget LM Ericsson, B Shares	785,702	5,649,299

Switzerland 7.4%		49,251,751
Adecco Group AG	77,718	5,920,728
Credit Suisse Group AG (A)	294,699	4,288,162
Julius Baer Group, Ltd. (A)	110,398	5,833,015
LafargeHolcim, Ltd. (A)	104,121	5,984,155
Nestle SA	106,825	9,317,028
Novartis AG	87,800	7,333,636
Roche Holding AG	22,494	5,747,553
Zurich Insurance Group AG	16,541	4,827,474

United Kingdom 11.6%		77,285,253
AstraZeneca PLC	91,245	6,111,944
Barclays PLC	1,993,252	5,271,727
BP PLC	832,076	4,802,912
Debenhams PLC	4,129,169	2,330,468
GlaxoSmithKline PLC	250,678	5,336,275
HSBC Holdings PLC	782,548	7,263,621
Imperial Brands PLC	107,192	4,816,929
Informa PLC	626,931	5,468,360
Kingfisher PLC	1,244,253	4,873,660
Meggitt PLC	891,252	5,538,053
Smith & Nephew PLC	358,329	6,187,836
Standard Chartered PLC (A)	513,786	5,203,759
Unilever PLC	149,501	8,090,717
Vodafone Group PLC	2,108,824	5,988,992

		Yield (%)		Shares	Value
Securities lending collateral 3.5%					$23,518,685
(Cost $23,519,163)
John Hancock Collateral Trust (C)		1.1508	(D)	2,350,482	23,518,685

	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 3.7%					$24,483,797
(Cost $24,483,088)

U.S. Government Agency 3.3%					22,213,000
Federal Home Loan Bank Discount Note	0.574	07-03-17		22,213,000	22,213,000

4	JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)		Shares	Value
Money market funds 0.2%				1,238,797
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.8014	(D)	1,238,797	1,238,797

			Par value^	Value

Repurchase agreement 0.2%				1,032,000
Barclays Capital Tri-Party Repurchase Agreement dated 6-30-17 at 1.050% to be repurchased at $1,032,090 on 7-3-17, collateralized by $1,049,200 U.S. Treasury Bonds, 2.750% due 8-15-42 (valued at $1,052,826, including interest)			1,032,000	1,032,000
Total investments (Cost $650,586,518)† 103.3%				$689,701,995
Other assets and liabilities, net (3.3%)				(21,929,514)
Total net assets 100.0%				$667,772,481

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-17. The value of securities on loan amounted to $22,398,656
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 6-30-17, the aggregate cost of investment securities for federal income tax purposes was $651,596,138. Net unrealized appreciation aggregated to $38,105,857, of which $80,847,682 related to appreciated investment securities and $42,741,825 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 6-30-17:

Financials	20.4%
Consumer discretionary	13.9%
Health care	11.6%
Consumer staples	11.4%
Materials	8.7%
Industrials	8.4%
Energy	5.9%
Information technology	5.7%
Telecommunication services	4.4%
Utilities	3.1%
Real estate	2.6%
Short-term investments and other	3.9%
TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of June 30, 2017, by major security category or type:

	Total value at 6-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$28,885,856	—	$28,885,856	—
Belgium	4,116,141	—	4,116,141	—
Canada	43,295,220	$43,295,220	—	—
Chile	5,614,903	—	5,614,903	—
China	12,133,657	—	12,133,657	—
Denmark	13,257,027	—	13,257,027	—
France	83,235,050	—	83,235,050	—
Germany	65,434,792	—	65,434,792	—
Hong Kong	28,062,450	—	28,062,450	—
Ireland	17,472,162	5,986,117	11,486,045	—
Israel	4,265,055	—	4,265,055	—
Italy	3,307,928	—	3,307,928	—
Japan	134,836,873	—	134,836,873	—
Netherlands	30,247,237	—	30,247,237	—
Norway	5,746,974	—	5,746,974	—
Singapore	11,129,889	—	11,129,889	—
Spain	12,614,892	—	12,614,892	—
Sweden	11,506,403	—	11,506,403	—

       6

	Total value at 6-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Switzerland	49,251,751	—	49,251,751	—
United Kingdom	77,285,253	—	77,285,253	—
Securities lending collateral	23,518,685	23,518,685	—	—
Short-term investments	24,483,797	1,238,797	23,245,000	—
Total investments in securities	$689,701,995	$74,038,819	$615,663,176	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	366Q1	06/17
This report is for the information of the shareholders of John Hancock International Value Equity Fund.		8/17

John Hancock

Strategic Growth Fund

Quarterly portfolio holdings 6/30/17

Fund’s investments

As of 6-30-17 (unaudited)

	Shares	Value
Common stocks 97.3%		$1,923,657,361
(Cost $1,364,299,725)

Consumer discretionary 18.6%		368,691,629
Auto components 1.3%
Tenneco, Inc.	439,215	25,399,803
Hotels, restaurants and leisure 1.5%
Las Vegas Sands Corp.	463,552	29,616,337
Internet and direct marketing retail 6.8%
Amazon.com, Inc. (A)	101,009	97,776,712
Netflix, Inc. (A)	72,368	10,812,503
The Priceline Group, Inc. (A)	14,447	27,023,402
Media 1.5%
Comcast Corp., Class A	761,159	29,624,308
Specialty retail 4.6%
Lowe’s Companies, Inc.	425,545	32,992,504
O’Reilly Automotive, Inc. (A)	159,385	34,863,875
The Home Depot, Inc.	147,670	22,652,578
Textiles, apparel and luxury goods 2.9%
NIKE, Inc., Class B	665,391	39,258,069
Under Armour, Inc., Class A (A)(B)	858,067	18,671,538

Consumer staples 6.6%		130,305,783
Beverages 2.2%
Monster Beverage Corp. (A)	866,812	43,063,220
Food and staples retailing 2.5%
CVS Health Corp.	617,990	49,723,475
Household products 0.5%
Colgate-Palmolive Company	132,559	9,826,599
Tobacco 1.4%
Altria Group, Inc.	371,861	27,692,489

Energy 1.4%		27,374,627
Oil, gas and consumable fuels 1.4%
Chevron Corp.	262,385	27,374,627

Financials 5.7%		112,690,592
Banks 2.5%
Bank of America Corp.	340,141	8,251,821
Citigroup, Inc.	370,864	24,803,384
First Republic Bank	171,978	17,214,998
Capital markets 3.2%
Morgan Stanley	687,435	30,632,104
The Goldman Sachs Group, Inc.	143,255	31,788,285

Health care 15.0%		297,702,258
Biotechnology 6.1%
AbbVie, Inc.	394,175	28,581,629
Amgen, Inc.	282,944	48,731,445
Celgene Corp. (A)	334,380	43,425,931
Health care equipment and supplies 2.1%
Abbott Laboratories	518,230	25,191,160
Boston Scientific Corp. (A)	577,393	16,005,334

2	JOHN HANCOCK STRATEGIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services 4.3%
Anthem, Inc.	140,647	$26,459,920
UnitedHealth Group, Inc.	322,880	59,868,410
Pharmaceuticals 2.5%
Allergan PLC	203,375	49,438,429

Industrials 10.2%		200,901,780
Aerospace and defense 3.8%
Northrop Grumman Corp.	42,175	10,826,744
Rockwell Collins, Inc.	321,412	33,773,973
TransDigm Group, Inc.	113,603	30,544,439
Air freight and logistics 2.0%
FedEx Corp.	178,889	38,877,946
Building products 1.6%
Fortune Brands Home & Security, Inc.	471,931	30,788,778
Machinery 1.5%
Caterpillar, Inc.	284,701	30,593,969
Road and rail 0.7%
CSX Corp.	248,229	13,543,374
Trading companies and distributors 0.6%
United Rentals, Inc. (A)	106,047	11,952,557

Information technology 38.3%		757,006,084
Internet software and services 12.7%
Alphabet, Inc., Class A (A)	51,860	48,213,205
Alphabet, Inc., Class C (A)	91,934	83,543,184
Facebook, Inc., Class A (A)	652,086	98,451,944
New Relic, Inc. (A)	225,036	9,678,798
Shopify, Inc., Class A (A)	139,157	12,092,743
IT services 3.6%
SourceHOV LLC (A)(C)	510	816,000
Vantiv, Inc., Class A (A)	482,267	30,546,792
Visa, Inc., Class A	412,986	38,729,827
Semiconductors and semiconductor equipment 0.9%
Broadcom, Ltd.	79,493	18,525,844
Software 15.4%
Activision Blizzard, Inc.	293,056	16,871,234
Adobe Systems, Inc. (A)	253,374	35,837,219
Autodesk, Inc. (A)	141,386	14,254,537
Electronic Arts, Inc. (A)	370,484	39,167,568
Microsoft Corp.	1,720,629	118,602,957
Oracle Corp.	693,612	34,777,706
RingCentral, Inc., Class A (A)	247,276	9,037,938
ServiceNow, Inc. (A)	332,575	35,252,950
Technology hardware, storage and peripherals 5.7%
Apple, Inc.	781,875	112,605,638

Real estate 1.5%		28,984,608
Equity real estate investment trusts 1.5%
Equinix, Inc.	67,538	28,984,608

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC GROWTH FUND	3

		Yield (%)		Shares	Value
Securities lending collateral 0.9%					$16,864,120
(Cost $16,864,715)
John Hancock Collateral Trust (D)		1.1508	(E)	1,685,418	16,864,120

	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 2.7%					$53,864,000
(Cost $53,862,321)

U.S. Government Agency 2.3%					46,496,000
Federal Home Loan Bank Discount Note	0.6500	07-03-17		46,496,000	46,496,000

				Par value^	Value
Repurchase agreement 0.4%					7,368,000
Repurchase Agreement with State Street Corp. dated 6-30-17 at 0.340% to be repurchased at $7,368,209 on 7-3-17, collateralized by $7,635,000 U.S. Treasury Notes, 1.125% due 2-28-21 (valued at $7,515,619, including interest)				7,368,000	7,368,000

Total investments (Cost $1,435,026,761)† 100.9%					$1,994,385,481
Other assets and liabilities, net (0.9%)					(16,968,576)
Total net assets 100.0%					$1,977,416,905

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-17. The value of securities on loan amounted to $16,456,861.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 6-30-17, the aggregate cost of investment securities for federal income tax purposes was $1,439,338,466. Net unrealized appreciation aggregated to $555,047,015, of which $564,580,148 related to appreciated investment securities and $9,533,133 related to depreciated investment securities.

4	JOHN HANCOCK STRATEGIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of June 30, 2017, by major security category or type:

	Total value at 6-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$368,691,629	$368,691,629	—	—
Consumer staples	130,305,783	130,305,783	—	—
Energy	27,374,627	27,374,627	—	—
Financials	112,690,592	112,690,592	—	—
Health care	297,702,258	297,702,258	—	—
Industrials	200,901,780	200,901,780	—	—
Information technology	757,006,084	756,190,084	—	$816,000
Real estate	28,984,608	28,984,608	—	—
Securities lending collateral	16,864,120	16,864,120	—	—
Short-term investments	53,864,000	—	$53,864,000	—
Total investments in securities	$1,994,385,481	$1,939,705,481	$53,864,000	$816,000

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Direct placement securities. The fund may hold private placement securities, which are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement security held at June 30, 2017.

       5

Issuer, description	Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 6-30-17
SourceHOV LLC	10-31-14	$4,726,919	510	510	0.04%	$816,000

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	393Q1	06/17
This report is for the information of the shareholders of John Hancock Strategic Growth Fund.		8/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:   August 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:   August 18, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:   August 18, 2017